Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of year	$ 1,236,026	$ 971,364	$ 755,013
Sale of oil and natural gas produced, net of production costs	(374,300)	(275,939)	(177,891)
Net changes in prices and production costs	538,466	512,006	369,851
Extensions and discoveries	224,027	166,330	126,235
Improved recoveries	17,969	69,181	25,212
Changes in future development costs	(238,881)	(236,031)	(253,459)
Development costs incurred during the period that reduced future development costs	166,161	84,327	62,960
Revisions of previous quantity estimates	77,588	(66,781)	149,494
Purchases and sales of reserves in place, net	(40,662)	63,205	4,956
Accretion of discount	169,679	124,480	88,440
Net change in income taxes	(177,142)	(181,858)	(174,544)
Changes in production rates and other	(1,019)	5,742	(4,903)
End of year	$ 1,597,912	$ 1,236,026	$ 971,364